Related party transactions - Service agreements and products with related parties (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Service Agreements
Transactions
Sales of goods and services	€ 26,167	€ 11,242
Purchases of goods and services	36,809	32,302
Balances
Accounts receivable	159,042		€ 133,205
Accounts payable	10,335		14,748
Accrued expenses	16,535		12,911
Products
Transactions
Sales of goods and services	14,546	11,632
Purchases of goods and services	95,743	113,869
Balances
Accounts receivable	14,600		13,487
Accounts payable	53,006		82,444
Fresenius SE | Service Agreements
Transactions
Sales of goods and services	26	34
Purchases of goods and services	12,752	8,286
Balances
Accounts receivable	15
Accounts payable	3,821		6,707
Fresenius SE affiliates | Service Agreements
Transactions
Sales of goods and services	967	979
Purchases of goods and services	24,057	24,016
Balances
Accounts receivable	730		1,544
Accounts payable	6,514		8,041
Fresenius SE affiliates | Products
Transactions
Sales of goods and services	14,546	11,632
Purchases of goods and services	9,121	7,867
Balances
Accounts receivable	14,600		13,487
Accounts payable	5,807		6,000
Equity method investees | Service Agreements
Transactions
Sales of goods and services	25,174	10,229
Balances
Accounts receivable	158,297		131,661
Equity method investees | Products
Transactions
Purchases of goods and services	86,622	€ 106,002
Balances
Accounts payable	€ 47,199		€ 76,444